February 28, 2026
SCHEDULE OF INVESTMENTS (Unaudited)
Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust
See notes to schedule of investments.
| 1
a
a Shares Value
COMMON STOCKS - 0.3%
Transport-Aircraft - 0.3%
FTAI Aircraft Leasing Offshore SPV, LP*
,a
1,125,000 $ 1,182,743
Communications - 0.0%
LuxCo 3 SARL 5,658 103,951
Figs, Inc. — Class A* 3,754 57,999
Total Communications 161,950
Industrial - 0.0%
BP Holdco LLC*
,a,b
15,619 9,369
YAK BLOCKER 2 LLC
a
9,974 8,788
Targus, Inc.
a
35,676 318
Total Industrial 18,475
Consumer, Cyclical - 0.0%
Accuride Corp.*
,a,b
403,435 40
Accuride Liquidating Trust*
,a,b
25 —
Total Consumer, Cyclical 40
Total Common Stocks
(Cost $1,335,269) 1,363,208
PREFERRED STOCKS - 2.4%
Financial - 2.2%
Equitable Holdings, Inc.
4.30% 140,000 2,318,400
Goldman Sachs Group, Inc.
6.85% 1,150,000 1,204,266
7.50% 1,000,000 1,064,550
W R Berkley Corp.
4.13% due 03/30/61 95,975 1,643,092
JPMorgan Chase & Co.
6.50% 1,000,000 1,047,484
PartnerRe Ltd.
4.88% 46,000 790,280
American National Group, Inc.
7.38% 19,000 473,480
Selective Insurance Group, Inc.
4.60% 20,000 337,800
Keenova 2,561 231,258
Par Health 2,561 21,290
First Republic Bank
4.25%* 31,650 6
4.50%* 17,750 4
Total Financial 9,131,910
Utilities - 0.1%
NextEra Energy Capital Holdings, Inc.
6.50% due 06/01/85 12,550 318,268

See notes to schedule of investments.
February 28, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust
2 |
a
a Shares Value
PREFERRED STOCKS - 2.4% (continued)
Energy - 0.1%
Venture Global LNG, Inc.
9.00%
c
350,000 $ 306,101
Government - 0.0%
CoBank ACB
7.13% 250,000 259,959
Total Preferred Stocks
(Cost $13,590,949) 10,016,238
WARRANTS - 0.0%
Ginkgo Bioworks Holdings, Inc.
Expiring 09/16/26* 9,372 34
Pershing Square Tontine Holdings, Ltd.
Expiring 07/24/27*
,a,d
23,730 2
Pershing Square SPARC Holdings, Ltd.
Expiring 12/31/49*
,a,d
11,865 1
Total Warrants
(Cost $21,703) 37
MONEY MARKET FUNDS
e
- 0.7%
Dreyfus Treasury Securities Cash Management Fund —
Institutional Shares, 3.54%
f
2,863,572 2,863,572
Dreyfus Treasury Obligations Cash Management Fund —
Institutional Shares, 3.56%
f
127,399 127,399
Total Money Market Funds
(Cost $2,990,971) 2,990,971
Face
Amount
~
MUNICIPAL BONDS - 64.5%
California - 9.7%
Santa Ana Unified School District, California, General
Obligation Bonds, Federal Taxable Build America Bonds
7.10% due 08/01/40
g
7,785,000 8,963,657
6.80% due 08/01/30
g
2,245,000 2,442,525
Oakland Unified School District, County of Alameda,
California, Taxable General Obligation Bonds, Election
of 2006, Qualified School Construction Bonds
6.88% due 08/01/33
h
10,000,000 10,064,743
California Public Finance Authority Revenue Bonds
3.27% due 10/15/43 4,800,000 3,694,519
California Statewide Communities Development Authority
Revenue Bonds
7.14% due 08/15/47 3,335,000 3,569,849
Marin Community College District General Obligation
Unlimited
4.03% due 08/01/38 2,000,000 1,925,704
Moreno Valley Unified School District General Obligation
Unlimited
3.82% due 08/01/44 2,000,000 1,720,825

See notes to schedule of investments.
February 28, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust
| 3
a
a
Face
Amount
~
Value
MUNICIPAL BONDS - 64.5% (continued)
California - 9.7% (continued)
University of California College of the Law San Francisco
Revenue Bonds
5.99% due 08/01/50 950,000 $ 977,042
6.09% due 08/01/55 500,000 516,228
Oxnard School District General Obligation Unlimited
2.76% due 08/01/44 1,990,000 1,457,311
Manteca Redevelopment Agency Successor Agency Tax
Allocation
3.21% due 10/01/42 1,400,000 1,146,798
San Jose Evergreen Community College District General
Obligation Unlimited
3.06% due 09/01/45 1,500,000 1,141,203
City of El Monte Taxable Pension Obligation Bonds
3.77% due 08/01/45 1,000,000 819,691
Monrovia Unified School District, Los Angeles County,
California, Election of 2006 General Obligation Bonds,
Build America Bonds, Federally Taxable
7.25% due 08/01/28
g
610,000 634,642
California State University Revenue Bonds
3.90% due 11/01/47 500,000 433,592
Fremont Unified School District, County of Alameda
2.75% due 08/01/41 400,000 319,219
Norman Y Mineta San Jose International Airport SJC
Revenue Bonds
3.27% due 03/01/40 250,000 210,987
3.29% due 03/01/41 70,000 58,120
Hillsborough City School District General Obligation
Unlimited
due 09/01/40
i
500,000 242,631
Riverside County Redevelopment Successor Agency Tax
Allocation
3.88% due 10/01/37 250,000 236,141
Total California 40,575,427
Texas - 7.7%
Dallas Fort Worth International Airport
4.51% due 11/01/51
h
7,200,000 6,518,647
2.92% due 11/01/50
h
6,500,000 4,746,105
Dallas Convention Center Hotel Development Corp., Hotel
Revenue Bonds
7.09% due 01/01/42
h
9,810,000 11,134,142
Tarrant County Cultural Education Facilities Finance Corp.
Revenue Bonds
3.42% due 09/01/50
h
8,000,000 6,039,633
City of Austin Texas Rental Car Special Facility Revenue
Bonds
2.86% due 11/15/42 2,200,000 1,738,844
City of Garland Texas Electric Utility System Revenue Bonds
3.15% due 03/01/51 2,400,000 1,728,611

See notes to schedule of investments.
February 28, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust
4 |
a
a
Face
Amount
~
Value
MUNICIPAL BONDS - 64.5% (continued)
Texas - 7.7% (continued)
Texas Department of Housing & Community Affairs Revenue
Bonds
6.05% due 07/01/45 250,000 $ 257,849
Total Texas 32,163,831
Washington - 5.6%
Central Washington University Revenue Bonds
6.95% due 05/01/40 5,000,000 5,573,436
Central Washington University Revenue Bonds
6.50% due 05/01/30 5,000,000 5,188,876
Washington State Convention Center Public Facilities
District, Lodging Tax Bonds, Taxable Build America
Bonds
6.79% due 07/01/40
g,h
4,220,000 4,616,421
Washington State University, Housing and Dining System
Revenue Bonds, Taxable Build America Bonds
7.10% due 04/01/32
g
3,325,000 3,566,935
County of Pierce Washington Sewer Revenue Bonds
2.87% due 08/01/42 4,300,000 3,436,023
King County Public Hospital District No. 2 General
Obligation Limited
3.11% due 12/01/44 1,100,000 849,347
Total Washington 23,231,038
Pennsylvania - 5.2%
School District of Philadelphia, Pennsylvania, General
Obligation Bonds, Series 2011A, Qualified School
Construction Bonds – (Federally Taxable – Direct
Subsidy)
6.00% due 09/01/30
h
10,330,000 11,107,351
Pittsburgh School District Pennsylvania Taxable General
Obligation Bonds
6.85% due 09/01/29
h
6,895,000 7,510,617
Pennsylvania Housing Finance Agency Revenue Bonds
5.78% due 04/01/54 3,000,000 3,045,331
Total Pennsylvania 21,663,299
New York - 4.2%
Westchester County Healthcare Corp.
8.57% due 11/01/40 10,010,000 9,670,459
City of New York New York General Obligation Unlimited
6.39% due 02/01/55
h
4,000,000 4,289,597
Port Authority of New York & New Jersey Revenue Bonds
3.14% due 02/15/51
h
5,000,000 3,799,474
Total New York 17,759,530
Illinois - 4.0%
City of Chicago Illinois Wastewater Transmission Revenue
Bonds
6.90% due 01/01/40
h
5,100,000 5,729,096

See notes to schedule of investments.
February 28, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust
| 5
a
a
Face
Amount
~
Value
MUNICIPAL BONDS - 64.5% (continued)
Illinois - 4.0% (continued)
State of Illinois General Obligation Unlimited
7.35% due 07/01/35
h
3,571,429 $ 3,905,564
6.63% due 02/01/35 643,846 688,343
6.73% due 04/01/35 153,846 164,411
City of Chicago Illinois Waterworks Revenue Bonds
6.74% due 11/01/40 2,990,000 3,354,480
Illinois Housing Development Authority Revenue Bonds
6.10% due 10/01/49
h
1,855,000 1,900,064
6.05% due 10/01/44 730,000 758,499
Chicago Board of Education General Obligation Unlimited
6.14% due 12/01/39 195,000 188,535
Total Illinois 16,688,992
Oklahoma - 3.7%
Oklahoma Development Finance Authority Revenue Bonds
5.45% due 08/15/28 10,950,000 10,930,036
Tulsa Airports Improvement Trust Revenue Bonds
3.10% due 06/01/45 3,700,000 2,900,369
University of Oklahoma
5.95% due 07/01/49 1,465,000 1,528,816
Oklahoma State University Revenue Bonds
4.13% due 08/01/48 150,000 128,016
Total Oklahoma 15,487,237
Ohio - 3.3%
County of Franklin Ohio Revenue Bonds
2.88% due 11/01/50
h
8,900,000 6,063,995
American Municipal Power, Inc., Combined Hydroelectric
Projects Revenue Bonds, New Clean Renewable
Energy Bonds
7.33% due 02/15/28
h
3,840,000 4,014,815
Madison Local School District, Richland County, Ohio,
School Improvement, Taxable Qualified School
Construction Bonds
6.65% due 12/01/29 2,500,000 2,505,273
Ohio Housing Finance Agency Residential Mortgage
Revenue Bonds
6.23% due 09/01/55 810,000 850,960
Toronto City School District, Ohio, Qualified School
Construction Bonds General Obligation Bonds
7.00% due 12/01/28 425,000 426,013
Total Ohio 13,861,056
West Virginia - 2.8%
West Virginia Higher Education Policy Commission Revenue
Bonds
7.65% due 04/01/40
h
10,000,000 11,748,946

See notes to schedule of investments.
February 28, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust
6 |
a
a
Face
Amount
~
Value
MUNICIPAL BONDS - 64.5% (continued)
Indiana - 2.8%
Evansville-Vanderburgh School Building Corp.
6.50% due 01/15/30 8,690,000 $ 8,709,626
County of Knox Indiana Revenue Bonds
5.90% due 04/01/34 2,920,000 2,977,940
Total Indiana 11,687,566
Idaho - 1.9%
Idaho Housing & Finance Association Revenue Bonds
5.72% due 07/01/49 3,960,000 3,997,154
5.55% due 07/01/49 1,655,000 1,673,641
6.03% due 07/01/50 1,200,000 1,236,265
6.14% due 07/01/45 825,000 858,191
Total Idaho 7,765,251
Michigan - 1.8%
Detroit City School District General Obligation Unlimited
6.65% due 05/01/29 2,640,000 2,834,952
7.75% due 05/01/39 2,400,000 2,815,098
Wayne State University Revenue Bonds
3.47% due 11/15/49 1,030,000 810,689
Fraser Public School District, Macomb County, Michigan,
General Obligation Federally Taxable School
Construction Bonds, 2011 School Building and Site
Bonds
6.05% due 05/01/26 505,000 505,898
Oakridge Public Schools
6.75% due 05/01/26 345,000 345,777
Comstock Park Public Schools General Obligation Unlimited
6.30% due 05/01/26 210,000 210,414
Total Michigan 7,522,828
South Carolina - 1.4%
County of Horry South Carolina Airport Revenue Bonds
7.33% due 07/01/40
h
5,000,000 5,902,015
Colorado - 1.3%
Colorado Housing and Finance Authority Revenue Bonds
5.60% due 11/01/43 1,620,000 1,653,305
5.50% due 11/01/39 1,250,000 1,286,730
State of Colorado
6.82% due 03/15/28 2,500,000 2,639,883
Total Colorado 5,579,918
Massachusetts - 1.2%
Massachusetts Port Authority Revenue Bonds
2.72% due 07/01/42
h
3,400,000 2,715,933
2.87% due 07/01/51 750,000 527,174
Massachusetts Development Finance Agency Revenue
Bonds
3.52% due 10/01/46 2,250,000 1,636,927
Total Massachusetts 4,880,034

See notes to schedule of investments.
February 28, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust
| 7
a
a
Face
Amount
~
Value
MUNICIPAL BONDS - 64.5% (continued)
Nevada - 1.0%
Nevada Housing Division Revenue Bonds
5.73% due 10/01/50 4,000,000 $ 4,064,497
5.84% due 10/01/49 250,000 254,862
Total Nevada 4,319,359
Georgia - 1.0%
City of Atlanta Georgia Airport Customer Facility Charge
Revenue Bonds
5.71% due 07/01/44 4,000,000 4,185,103
Mississippi - 0.9%
Medical Center Educational Building Corp. Revenue Bonds
2.92% due 06/01/41
h
4,500,000 3,644,891
Maryland - 0.9%
Maryland Department of Housing & Community
Development Revenue Bonds
6.04% due 09/01/49 2,500,000 2,563,004
6.20% due 09/01/45 1,000,000 1,037,707
Total Maryland 3,600,711
New Hampshire - 0.8%
New Hampshire Business Finance Authority Revenue Bonds
3.27% due 05/01/51 4,800,000 3,427,575
Missouri - 0.7%
Curators of the University of Missouri Revenue Bonds
5.79% due 11/01/41 1,745,000 1,832,354
Missouri Housing Development Commission Single Family
Mortgage Revenue Bonds
5.87% due 11/01/55 1,250,000 1,268,126
Total Missouri 3,100,480
Virginia - 0.7%
Virginia Housing Development Authority Revenue Bonds
5.57% due 10/01/49
h
1,700,000 1,721,150
5.95% due 10/01/54 1,000,000 1,021,519
Total Virginia 2,742,669
Connecticut - 0.4%
Connecticut Housing Finance Authority Revenue Bonds
5.96% due 11/15/40 1,000,000 1,051,378
6.09% due 11/15/49 800,000 825,146
Total Connecticut 1,876,524
Tennessee - 0.4%
Tennessee Housing Development Agency Revenue Bonds
5.98% due 07/01/54 500,000 511,393
5.95% due 07/01/50 500,000 509,857
5.97% due 07/01/54 500,000 508,079
Total Tennessee 1,529,329

See notes to schedule of investments.
February 28, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust
8 |
a
a
Face
Amount
~
Value
MUNICIPAL BONDS - 64.5% (continued)
District of Columbia - 0.3%
District of Columbia Revenue Bonds
6.73% due 09/01/47
c
1,200,000 $ 1,363,721
Washington Convention & Sports Authority Revenue Bonds
4.31% due 10/01/40 100,000 94,549
Total District of Columbia 1,458,270
Kentucky - 0.3%
Kentucky Housing Corp. Revenue Bonds
6.21% due 07/01/50 500,000 515,023
5.90% due 01/01/55 445,000 451,365
6.07% due 07/01/45 250,000 258,117
Total Kentucky 1,224,505
Florida - 0.3%
Florida Housing Finance Corp.
6.25% due 07/01/38 1,095,000 1,163,588
Iowa - 0.1%
Iowa Finance Authority Revenue Bonds
5.92% due 07/01/49 500,000 513,957
Wisconsin - 0.1%
County of Fond Du Lac Wisconsin Revenue Bonds
6.20% due 05/01/54
c
200,000 205,841
Arkansas - 0.0%
University of Arkansas Revenue Bonds
3.10% due 12/01/41 250,000 204,969
Total Municipal Bonds
(Cost $274,928,558) 269,714,739
CORPORATE BONDS - 44.7%
Financial - 14.6%
AmFam Holdings, Inc.
3.83% due 03/11/51
c,h
3,197,000 2,252,762
Insured Lending 1 Ltd.
6.50% due 02/04/32
a,c
EUR 1,800,000 2,126,700
Lazard Group LLC
5.63% due 08/01/35
h
1,325,000 1,373,768
6.00% due 03/15/31
h
660,000 704,881
Blue Owl Finance LLC
4.38% due 02/15/32
h
2,150,000 2,004,593
Intact Financial Corp.
5.46% due 09/22/32
c,h
1,900,000 1,997,884
Wilton RE Ltd.
6.00%
c,j,k
1,924,000 1,896,314
Maple Grove Funding Trust I
4.16% due 08/15/51
c,h
2,500,000 1,846,797
Liberty Mutual Group, Inc.
4.30% due 02/01/61
c
2,700,000 1,814,565

See notes to schedule of investments.
February 28, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust
| 9
a
a
Face
Amount
~
Value
CORPORATE BONDS - 44.7% (continued)
Financial - 14.6% (continued)
Ares Finance Co. IV LLC
3.65% due 02/01/52
c,h
2,650,000 $ 1,801,853
Accident Fund Insurance Co. of America
8.50% due 08/01/32
c,h
1,750,000 1,801,016
American National Group, Inc.
7.00% due 12/01/55
j
675,000 669,324
5.75% due 10/01/29
h
550,000 559,647
6.00% due 07/15/35
h
450,000 446,419
Global Atlantic Fin Co.
7.25% due 03/01/56
c,h,j
1,155,000 1,100,720
7.95% due 10/15/54
c,j
300,000 287,110
6.75% due 03/15/54
c,h
260,000 244,489
Jefferies Finance LLC / JFIN Co.-Issuer Corp.
5.00% due 08/15/28
c,h
1,500,000 1,426,225
National Life Insurance Co.
10.50% due 09/15/39
c
900,000 1,212,127
Prudential Financial, Inc.
5.13% due 03/01/52
j
1,200,000 1,179,242
Kennedy-Wilson, Inc.
5.00% due 03/01/31 1,150,000 1,114,776
Macquarie Bank Ltd.
3.05% due 03/03/36
c,h,j
1,200,000 1,106,887
Henneman Trust
6.58% due 05/15/55
c,h
1,050,000 1,086,473
Fidelis Insurance Holdings Ltd.
7.75% due 06/15/55
j
1,000,000 1,074,107
Nuveen LLC
5.85% due 04/15/34
c,h
1,000,000 1,063,225
Sherwood Financing plc
7.60% (3 Month EURIBOR + 5.50%, Rate Floor: 0.00%)
due 12/15/29
◊
EUR 900,000 1,054,321
Jefferies Financial Group, Inc.
6.20% due 04/14/34
h
1,000,000 1,045,794
Dyal Capital Partners III
6.55% due 06/15/44
a
1,000,000 1,044,007
Allianz SE
6.55%
c,j,k
1,000,000 1,036,619
Swiss Re Finance Luxembourg S.A.
5.00% due 04/02/49
c,h,j
1,000,000 1,010,261
JPMorgan Chase & Co.
5.72% due 09/14/33
h,j
950,000 1,006,589
Encore Capital Group, Inc.
9.25% due 04/01/29
c
500,000 523,322
8.50% due 05/15/30
c
450,000 481,407
Nippon Life Insurance Co.
5.95% due 04/16/54
c,j
950,000 989,985

See notes to schedule of investments.
February 28, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust
10 |
a
a
Face
Amount
~
Value
CORPORATE BONDS - 44.7% (continued)
Financial - 14.6% (continued)
Jane Street Group / JSG Finance, Inc.
7.13% due 04/30/31
c
950,000 $ 988,372
Safehold GL Holdings LLC
6.10% due 04/01/34
h
788,000 850,697
5.65% due 01/15/35 118,000 123,089
UWM Holdings LLC
6.25% due 03/15/31
c
1,000,000 966,172
Horace Mann Educators Corp.
7.25% due 09/15/28
h
900,000 964,342
MidCap Funding XLVI Trust
6.16% due 04/15/28
a
950,000 950,000
Farmers Insurance Exchange
7.00% due 10/15/64
c,h,j
880,000 898,206
LPL Holdings, Inc.
4.38% due 05/15/31
c,h
650,000 636,002
6.00% due 05/20/34 220,000 229,248
Corebridge Financial, Inc.
6.88% due 12/15/52
j
840,000 858,295
Nationwide Financial Services, Inc.
6.75% due 05/15/37 795,000 803,344
Blue Owl Capital GP Stakes
7.21% due 08/22/43
a
750,000 793,030
Toronto-Dominion Bank
8.13% due 10/31/82
j
750,000 784,703
CNO Financial Group, Inc.
6.45% due 06/15/34
h
750,000 781,932
Omnis Funding Trust
6.72% due 05/15/55
c,h
700,000 729,647
Meiji Yasuda Life Insurance Co.
6.10% due 06/11/55
c,j
700,000 725,208
Nationwide Building Society
5.54% due 07/14/36
c,j
650,000 674,916
Belrose Funding Trust II
6.79% due 05/15/55
c,h
650,000 662,312
Dyal IV Issuer A
3.65% due 02/22/41
a
650,000 610,499
MetLife, Inc.
5.85% due 03/15/56
j
600,000 595,767
Bank of Nova Scotia
8.63% due 10/27/82
h,j
550,000 581,361
Enstar Group Ltd.
7.50% due 04/01/45
c,j
500,000 520,861
Belvoir Land LLC
5.60% due 12/15/35
c
500,000 507,327
Reinsurance Group of America, Inc.
6.38% due 09/15/56
j
275,000 275,269
6.65% due 09/15/55
j
200,000 207,045

See notes to schedule of investments.
February 28, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust
| 11
a
a
Face
Amount
~
Value
CORPORATE BONDS - 44.7% (continued)
Financial - 14.6% (continued)
Commonwealth Bank of Australia
5.93% due 03/14/46
c,h,j
450,000 $ 470,233
Dai-ichi Life Insurance Co. Ltd.
6.20%
c,j,k
400,000 416,926
VFH Parent LLC / Valor Co.-Issuer, Inc.
7.50% due 06/15/31
c,h
400,000 416,328
Nassau Companies of New York
7.88% due 07/15/30
c
412,000 382,827
Ascot Group Ltd.
6.35% due 06/15/35
c,j
350,000 361,921
Dyal IV Issuer B
3.65% due 02/22/41
a
350,000 328,730
Iron Mountain Information Management Services, Inc.
5.00% due 07/15/32
c
300,000 290,265
Fortitude Group Holdings LLC
6.25% due 04/01/30
c
250,000 259,664
Beacon Funding Trust
6.27% due 08/15/54
c
250,000 254,482
GLP Capital, LP / GLP Financing II, Inc.
5.63% due 03/01/36 250,000 249,971
Australia & New Zealand Banking Group Ltd.
2.57% due 11/25/35
c,j
200,000 182,872
Symetra Life Insurance Co.
6.55% due 10/01/55
c
150,000 155,901
Rocket Companies, Inc.
6.38% due 08/01/33
c
150,000 155,028
Aspen Insurance Holdings Ltd.
5.75% due 07/01/30 125,000 131,101
Total Financial 61,158,102
Consumer, Non-cyclical - 9.1%
Children's Hospital Corp.
4.12% due 01/01/47
h
8,000,000 6,873,690
Orlando Health Obligated Group
5.48% due 10/01/35 4,000,000 4,254,783
Beth Israel Lahey Health, Inc.
3.08% due 07/01/51
h
4,500,000 3,066,680
OhioHealth Corp.
3.04% due 11/15/50
h
3,465,000 2,430,179
2.83% due 11/15/41 300,000 229,902
Providence St Joseph Health Obligated Group
5.37% due 10/01/32 2,500,000 2,618,998
Lifespan Corp.
5.05% due 02/15/30 1,250,000 1,282,388
4.65% due 05/15/31 1,200,000 1,222,665
Flowers Foods, Inc.
6.20% due 03/15/55
h
2,050,000 1,793,020

See notes to schedule of investments.
February 28, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust
12 |
a
a
Face
Amount
~
Value
CORPORATE BONDS - 44.7% (continued)
Consumer, Non-cyclical - 9.1% (continued)
JBS USA Holding Lux SARL/ JBS USA Food Co./ JBS Lux
Co. SARL
4.38% due 02/02/52
h
1,200,000 $ 948,722
5.75% due 04/01/33
h
763,000 802,383
Tufts Medical Center, Inc.
7.00% due 01/01/38 1,500,000 1,593,187
Post Holdings, Inc.
4.50% due 09/15/31
c
1,300,000 1,243,735
Universal Health Services, Inc.
2.65% due 01/15/32
h
1,300,000 1,163,359
Reynolds American, Inc.
5.70% due 08/15/35
h
1,050,000 1,107,976
Sotheby's
7.38% due 10/15/27
c
1,000,000 993,906
HCA, Inc.
4.63% due 03/15/52
h
1,200,000 993,895
BCP V Modular Services Finance II plc
6.13% due 11/30/28
c
GBP 750,000 973,800
Amgen, Inc.
4.40% due 02/22/62
h
1,200,000 957,579
BAT Capital Corp.
7.08% due 08/02/43
h
800,000 909,420
Triton Container International Ltd.
3.15% due 06/15/31
c
650,000 601,304
Baylor College of Medicine
5.26% due 11/15/46 600,000 563,393
Medline Borrower, LP
5.25% due 10/01/29
c
450,000 449,964
CVS Health Corp.
7.00% due 03/10/55
j
400,000 420,732
Upbound Group, Inc.
6.38% due 02/15/29
c
250,000 247,484
Becle SAB de CV
2.50% due 10/14/31
c
200,000 175,452
Grifols S.A.
3.88% due 10/15/28 EUR 100,000 117,353
Total Consumer, Non-cyclical 38,035,949
Energy - 4.3%
Occidental Petroleum Corp.
7.00% due 11/15/27 2,000,000 2,082,184
ONEOK, Inc.
5.85% due 11/01/64
h
1,050,000 996,298
6.25% due 10/15/55
h
925,000 937,394
5.60% due 04/01/44 150,000 144,019
MPLX, LP
6.20% due 09/15/55
h
1,600,000 1,625,601
5.95% due 04/01/55 400,000 392,701

See notes to schedule of investments.
February 28, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust
| 13
a
a
Face
Amount
~
Value
CORPORATE BONDS - 44.7% (continued)
Energy - 4.3% (continued)
5.65% due 03/01/53 50,000 $ 47,201
Valero Energy Corp.
4.00% due 06/01/52
h
2,450,000 1,853,901
BP Capital Markets plc
6.13%
h,j,k
1,300,000 1,343,739
ITT Holdings LLC
6.50% due 08/01/29
c,h
1,250,000 1,214,377
HF Sinclair Corp.
6.25% due 01/15/35
h
1,000,000 1,052,845
NuStar Logistics, LP
6.38% due 10/01/30
h
1,000,000 1,052,842
Targa Resources Partners LP / Targa Resources Partners
Finance Corp.
4.88% due 02/01/31
h
1,000,000 1,012,794
CVR Energy, Inc.
7.88% due 02/15/34
c,h
770,000 754,607
5.75% due 02/15/28
c
55,000 54,901
Venture Global LNG, Inc.
9.88% due 02/01/32
c
750,000 794,579
Greensaif Pipelines Bidco SARL
6.10% due 08/23/42
c
300,000 314,119
6.51% due 02/23/42
c
200,000 219,342
Global Partners, LP / GLP Finance Corp.
8.25% due 01/15/32
c
450,000 475,416
Kinder Morgan, Inc.
5.20% due 06/01/33 400,000 417,406
Sunoco, LP
4.63% due 05/01/30
c
300,000 293,535
Venture Global Calcasieu Pass LLC
6.25% due 01/15/30
c
200,000 206,525
Energy Transfer, LP
6.30% due 01/15/56 200,000 202,391
Phillips 66 Co.
6.20% due 03/15/56
j
162,000 164,200
Plains All American Pipeline LP / PAA Finance Corp.
4.70% due 06/15/44 100,000 87,323
Venture Global Plaquemines LNG LLC
6.50% due 06/15/34
c
75,000 78,747
Total Energy 17,818,987
Utilities - 3.8%
Central Storage Safety Project Trust
4.82% due 02/01/38
l
5,856,480 5,717,413
Brooklyn Union Gas Co.
6.39% due 09/15/33
c,h
2,000,000 2,169,650
PacifiCorp
7.38% due 09/15/55
j
1,050,000 1,063,411

See notes to schedule of investments.
February 28, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust
14 |
a
a
Face
Amount
~
Value
CORPORATE BONDS - 44.7% (continued)
Utilities - 3.8% (continued)
Ohio Edison Co.
5.50% due 01/15/33
c,h
950,000 $ 996,678
Alexander Funding Trust II
7.47% due 07/31/28
c,h
900,000 958,516
Keenan Fort Detrick Energy LLC
4.17% due 11/15/48
c
1,000,000 823,561
Southwestern Public Service Co.
3.70% due 08/15/47
h
1,000,000 764,579
NRG Energy, Inc.
7.00% due 03/15/33
c,h
450,000 500,784
Dominion Energy, Inc.
6.20% due 02/15/56
j
250,000 254,514
6.00% due 02/15/56
j
200,000 202,951
MN8 Portfolio IV LLC
6.31% due 07/30/45
a
400,000 409,703
ALLETE, Inc.
5.79% due 07/09/37
a
350,000 364,572
CMS Energy Corp.
6.50% due 06/01/55
j
340,000 355,328
Eversource Energy
6.35% due 08/15/56
j
350,000 352,231
NextEra Energy Capital Holdings, Inc.
6.38% due 08/15/55
j
336,000 348,998
Sierra Pacific Power Co.
6.20% due 12/15/55
j
275,000 273,458
Spire, Inc.
6.25% due 06/01/56
j
250,000 251,632
Black Hills Corp.
5.95% due 03/15/28 200,000 207,509
Southern Co.
3.75% due 09/15/51
j
58,000 57,558
Total Utilities 16,073,046
Industrial - 3.3%
LBJ Infrastructure Group LLC
3.80% due 12/31/57
c,h
10,285,000 7,485,773
GXO Logistics, Inc.
6.50% due 05/06/34
h
1,000,000 1,088,508
Boeing Co.
6.53% due 05/01/34
h
510,000 571,800
6.86% due 05/01/54 225,000 258,036
3.75% due 02/01/50 329,000 244,285
Fortune Brands Innovations, Inc.
4.50% due 03/25/52
h
1,300,000 1,057,135
Homestead Spe Issuer LLC
7.21% due 04/01/55
a
1,000,000 1,047,528
TD SYNNEX Corp.
6.10% due 04/12/34
h
850,000 900,969

See notes to schedule of investments.
February 28, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust
| 15
a
a
Face
Amount
~
Value
CORPORATE BONDS - 44.7% (continued)
Industrial - 3.3% (continued)
GrafTech Global Enterprises, Inc.
9.88% due 12/23/29
c
1,000,000 $ 590,000
New Enterprise Stone & Lime Company, Inc.
9.75% due 07/15/28
c
575,000 579,313
FedEx Corp.
4.10% due 02/01/45 70,000 57,877
Amsted Industries, Inc.
6.38% due 03/15/33
c
50,000 51,962
Total Industrial 13,933,186
Consumer, Cyclical - 2.9%
United Airlines, Inc.
4.63% due 04/15/29
c
2,200,000 2,198,339
Hyatt Hotels Corp.
5.75% due 04/23/30
h
1,100,000 1,155,794
Flutter Treasury DAC
6.38% due 04/29/29
c
1,000,000 1,027,497
LKQ Corp.
6.25% due 06/15/33
h
950,000 1,006,805
Intralot Capital Luxembourg S.A.
6.51% (3 Month EURIBOR + 4.50%, Rate Floor: 0.00%)
due 10/15/31
◊,c
EUR 500,000 579,009
6.75% due 10/15/31
c
EUR 250,000 290,845
LG Energy Solution Ltd.
5.38% due 04/02/30
c,h
800,000 831,789
Air Canada
4.63% due 08/15/29
c
CAD 1,050,000 774,424
AZ Battery Property LLC
6.73% due 02/20/46
a
680,000 691,716
AS Mileage Plan IP Ltd.
5.31% due 10/20/31
c,h
600,000 611,817
Polaris, Inc.
6.95% due 03/15/29 450,000 477,361
Wabash National Corp.
4.50% due 10/15/28
c
500,000 460,584
Scientific Games Holdings, LP / Scientific Games US FinCo,
Inc.
6.63% due 03/01/30
c
450,000 407,808
Hasbro, Inc.
6.05% due 05/14/34 350,000 375,824
Suburban Propane Partners, LP/ Suburban Energy Finance
Corp.
5.00% due 06/01/31
c
300,000 288,919
Whirlpool Corp.
4.50% due 06/01/46 200,000 146,764
4.70% due 05/14/32 100,000 91,026
4.60% due 05/15/50 50,000 36,614

See notes to schedule of investments.
February 28, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust
16 |
a
a
Face
Amount
~
Value
CORPORATE BONDS - 44.7% (continued)
Consumer, Cyclical - 2.9% (continued)
Superior Plus, LP / Superior General Partner, Inc.
4.50% due 03/15/29
c
250,000 $ 242,903
Station Casinos LLC
4.63% due 12/01/31
c
200,000 192,972
New Flyer Holdings, Inc.
9.25% due 07/01/30
c
100,000 107,942
Warnermedia Holdings, Inc.
5.14% due 03/15/52 161,000 105,455
Total Consumer, Cyclical 12,102,207
Communications - 2.4%
British Telecommunications plc
4.88% due 11/23/81
c,j
1,700,000 1,669,609
TELUS Corp.
6.38% due 06/09/56
j
1,350,000 1,369,934
McGraw-Hill Education, Inc.
8.00% due 08/01/29
c
850,000 843,841
5.75% due 08/01/28
c
300,000 299,527
Rogers Communications, Inc.
4.50% due 03/15/42
h
1,150,000 1,005,252
AMC Networks, Inc.
10.50% due 07/15/32
c
950,000 973,171
Charter Communications Operating LLC / Charter
Communications Operating Capital
5.25% due 04/01/53 1,200,000 967,883
Altice France S.A.
6.88% due 07/15/32
c
685,976 658,539
6.50% due 04/15/32
c
266,769 255,486
Vodafone Group plc
5.13% due 06/04/81
j
1,100,000 889,370
Sunrise FinCo I B.V.
4.88% due 07/15/31
c
700,000 667,313
Telenet Finance Luxembourg Notes SARL
5.50% due 03/01/28
c
200,000 198,211
CSC Holdings LLC
11.25% due 05/15/28
c
250,000 198,068
Cox Communications, Inc.
2.95% due 10/01/50
c
185,000 104,877
5.80% due 12/15/53
c
100,000 87,289
Total Communications 10,188,370
Technology - 1.9%
AP Grange Holdings LLC
6.50% due 03/20/45
a
2,584,076 2,710,076
5.00% due 03/20/45
a
300,000 312,000
Broadcom, Inc.
3.19% due 11/15/36
c,h
1,300,000 1,121,477
Foundry JV Holdco LLC
6.40% due 01/25/38
c,h
550,000 598,042

See notes to schedule of investments.
February 28, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust
| 17
a
a
Face
Amount
~
Value
CORPORATE BONDS - 44.7% (continued)
Technology - 1.9% (continued)
5.88% due 01/25/34
c
400,000 $ 417,641
TeamSystem SpA
5.52% (3 Month EURIBOR + 3.50%, Rate Floor: 0.00%)
due 07/31/31
◊,c
EUR 700,000 780,520
CDW LLC / CDW Finance Corp.
3.57% due 12/01/31
h
800,000 744,711
Oracle Corp.
5.20% due 09/26/35
h
250,000 241,588
5.95% due 09/26/55 175,000 153,999
4.80% due 09/26/32 100,000 97,712
5.88% due 09/26/45 75,000 67,955
6.10% due 09/26/65 50,000 43,326
Xerox Corp.
10.25% due 10/15/30
c,h
450,000 324,000
Dye & Durham Ltd.
8.63% due 04/15/29
c
310,000 258,358
Total Technology 7,871,405
Transportation - 0.8%
Terminal Investment Limited Holding
6.23% due 10/01/40
a
2,000,000 2,072,510
Aitx Finco LLC
6.00% due 10/23/35
a
900,000 910,215
Stolthaven Houston, Inc.
5.98% due 07/17/34
a
388,000 399,590
Total Transportation 3,382,315
Basic Materials - 0.8%
Steel Dynamics, Inc.
5.75% due 05/15/55
h
1,000,000 999,309
ArcelorMittal S.A.
6.55% due 11/29/27
h
900,000 935,872
SK Invictus Intermediate II SARL
5.00% due 10/30/29
c
700,000 688,849
Corp. Nacional del Cobre de Chile
6.78% due 01/13/55
c
300,000 330,894
Dow Chemical Co.
6.90% due 05/15/53 200,000 204,774
Mirabela Nickel Ltd.
due 06/24/19
a,l,m
96,316 241
Total Basic Materials 3,159,939
Infrastructure - 0.5%
QTS Corp.
5.42% due 08/21/32
a
1,925,000 1,950,038

See notes to schedule of investments.
February 28, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust
18 |
a
a
Face
Amount
~
Value
CORPORATE BONDS - 44.7% (continued)
Government - 0.3%
Amazon Conservation DAC
6.03% due 01/16/42
c
1,000,000 $ 1,042,430
Total Corporate Bonds
(Cost $188,003,534) 186,715,974
ASSET-BACKED SECURITIES - 19.1%
Financial - 5.9%
Lightning A
5.50% due 03/01/37
a
7,000,000 6,749,855
Thunderbird A
5.50% due 03/01/37
a
7,000,000 6,749,855
Blackstone Strategic Cap Holdings
5.64% due 12/31/33 1,700,000 1,700,000
HV Eight LLC
5.52% due 11/15/37
a
EUR 1,242,086 1,465,841
KKR Core Holding Co. LLC
4.00% due 08/12/31
a
1,310,058 1,237,077
AQUILA FDG
7.40% due 09/30/45
a
1,000,000 1,052,014
Project Onyx I
6.25% due 06/26/30
a
1,030,047 1,029,398
Ceamer Finance LLC
6.92% due 11/15/37
a
700,658 726,029
6.79% due 11/15/39
a
268,999 276,978
Metis Issuer, LLC
6.89% due 05/15/55
a
900,000 919,704
LVNV Funding LLC
7.80% due 11/05/28
a
650,000 682,391
6.84% due 06/12/29
a
200,000 205,990
Obsidian Issuer LLC
2025-1A, 6.93% due 05/15/55
a,c
850,000 869,428
HV Structured Solutions IV
6.22% due 09/15/30
a
851,173 845,518
Project Onyx II
6.73% due 06/15/30
a
266,382 266,488
Total Financial 24,776,566
Collateralized Loan Obligations - 5.5%
Golub Capital Partners CLO 69M
2023-69A DR, 6.71% (3 Month Term SOFR + 3.05%,
Rate Floor: 3.05%) due 11/09/38
◊,c
1,650,000 1,628,917
Cerberus Loan Funding XLIV LLC
2023-5A C, 7.87% (3 Month Term SOFR + 4.20%, Rate
Floor: 4.20%) due 01/15/36
◊,c
1,400,000 1,405,693
OWL Rock CLO XXIV LLC
2026-24A, 5.57% (3 Month Term SOFR + 1.90%, Rate
Floor: 1.90%) due 01/22/38
◊,c
1,400,000 1,400,000

See notes to schedule of investments.
February 28, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust
| 19
a
a
Face
Amount
~
Value
ASSET-BACKED SECURITIES - 19.1% (continued)
Collateralized Loan Obligations - 5.5% (continued)
Cerberus Loan Funding 52 LLC
2025-3A C, 5.87% (3 Month Term SOFR + 2.20%, Rate
Floor: 2.20%) due 10/15/37
◊,c
1,250,000 $ 1,245,961
BDS LLC
2025-FL16 C, 5.77% (1 Month Term SOFR + 2.10%,
Rate Floor: 2.10%) due 07/19/43
◊,c
700,000 700,290
2025-FL15 C, 5.82% (1 Month Term SOFR + 2.15%,
Rate Floor: 2.15%) due 03/19/43
◊,c
500,000 500,994
Cerberus Loan Funding XLVII LLC
2024-3A C, 6.22% (3 Month Term SOFR + 2.55%, Rate
Floor: 2.55%) due 07/15/36
◊,c
1,200,000 1,197,215
Owl Rock CLO I LLC
2019-1A C, 7.91% (3 Month Term SOFR + 4.25%, Rate
Floor: 4.25%) due 02/20/36
◊,c
1,050,000 1,052,088
Cerberus Loan Funding XLV LLC
2024-1A C, 6.82% (3 Month Term SOFR + 3.15%, Rate
Floor: 3.15%) due 04/15/36
◊,c
1,000,000 1,000,557
JCP Direct Lending CLO LLC
2023-1A BR, 5.62% (3 Month Term SOFR + 1.95%,
Rate Floor: 1.95%) due 07/20/37
◊,c
1,000,000 1,000,248
OWL Rock CLO XXII LLC
2025-22A C, 6.15% (3 Month Term SOFR + 2.20%,
Rate Floor: 2.20%) due 10/20/37
◊,c
1,000,000 996,788
Ares Direct Lending CLO 6 LLC
2025-2A D, 7.05% (3 Month Term SOFR + 3.30%, Rate
Floor: 3.30%) due 10/16/37
◊,c
1,000,000 984,170
Cerberus Loan Funding XLVI LP
2024-2A C, 6.72% (3 Month Term SOFR + 3.05%, Rate
Floor: 3.05%) due 07/15/36
◊,c
950,000 950,291
TRTX Issuer Ltd.
2025-FL6 B, 5.71% (1 Month Term SOFR + 2.05%,
Rate Floor: 2.05%) due 09/18/42
◊,c
900,000 880,629
Goldentree Loan Management US CLO 9 Ltd.
2021-9A DR, 7.02% (3 Month Term SOFR + 3.35%,
Rate Floor: 3.35%) due 04/20/37
◊,c
800,000 803,703
Carlyle Direct Lending CLO LLC
2015-1A BR, 6.42% (3 Month Term SOFR + 2.75%,
Rate Floor: 2.75%) due 07/15/36
◊,c
800,000 798,495
Cerberus Loan Funding XL LLC
2023-1A C, 8.07% (3 Month Term SOFR + 4.40%, Rate
Floor: 4.40%) due 03/22/35
◊,c
750,000 753,506
Fortress Credit BSL XV Ltd.
2022-2A CR, 6.27% (3 Month Term SOFR + 2.60%,
Rate Floor: 2.60%) due 10/18/33
◊,c
650,000 652,788
KREF Ltd.
2021-FL2 AS, 5.08% (1 Month Term SOFR + 1.41%,
Rate Floor: 1.30%) due 02/15/39
◊,c
650,000 646,237

See notes to schedule of investments.
February 28, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust
20 |
a
a
Face
Amount
~
Value
ASSET-BACKED SECURITIES - 19.1% (continued)
Collateralized Loan Obligations - 5.5% (continued)
Owl Rock CLO XVI LLC
2024-16A C, 6.97% (3 Month Term SOFR + 3.30%,
Rate Floor: 3.30%) due 04/20/36
◊,c
600,000 $ 600,606
FS Rialto Issuer LLC
2024-FL9 C, 6.31% (1 Month Term SOFR + 2.64%,
Rate Floor: 2.65%) due 10/19/39
◊,c
600,000 599,222
OWL Rock CLO XXI LLC
2025-21A C, 6.07% (3 Month Term SOFR + 2.40%,
Rate Floor: 2.40%) due 07/24/34
◊,c
600,000 598,335
Golub Capital Partners CLO 46M Ltd.
2019-46A CR, 6.72% (3 Month Term SOFR + 3.05%,
Rate Floor: 3.05%) due 04/20/37
◊,c
500,000 499,453
GoldenTree Loan Management US CLO 24 Ltd.
2025-24A E, 8.27% (3 Month Term SOFR + 4.60%,
Rate Floor: 4.60%) due 10/20/38
◊,c
450,000 425,944
Madison Park Funding LVIII Ltd.
2024-58A D, 7.32% (3 Month Term SOFR + 3.65%,
Rate Floor: 3.65%) due 04/25/37
◊,c
400,000 397,766
BSPRT Issuer LLC
2025-FL12 C, 5.86% (1 Month Term SOFR + 2.20%,
Rate Floor: 2.20%) due 01/17/43
◊,c
350,000 351,365
OHA Credit Partners VII Ltd.
2012-7A ER4, 8.16% (3 Month Term SOFR + 4.50%,
Rate Floor: 4.50%) due 02/20/38
◊,c
300,000 281,083
Ares Direct Lending CLO 1 LLC
2024-1A B, 5.87% (3 Month Term SOFR + 2.20%, Rate
Floor: 2.20%) due 04/25/36
◊,c
250,000 250,222
HPS Private Credit CLO LLC
2025-3A D, 7.67% (3 Month Term SOFR + 4.00%, Rate
Floor: 4.00%) due 07/20/37
◊,c
250,000 247,719
BNPP IP CLO Ltd.
2014-2A E, 9.18% (3 Month Term SOFR + 5.51%, Rate
Floor: 0.00%) due 10/30/25
◊,c
216,398 12,237
WhiteHorse VIII Ltd.
2014-1A E, 8.48% (3 Month Term SOFR + 4.81%, Rate
Floor: 0.00%) due 05/01/26
◊,c
14,488 4,325
Total Collateralized Loan Obligations 22,866,847
Infrastructure - 2.8%
VB-S1 Issuer LLC - VBTEL
2022-1A, 4.29% due 02/15/52
c
5,000,000 4,957,184
Hotwire Funding LLC
2023-1A, 8.84% due 05/20/53
c
1,900,000 1,941,989
2024-1A, 6.67% due 06/20/54
c
100,000 102,162
Switch ABS Issuer LLC
2024-2A, 5.44% due 06/25/54
c
850,000 852,500
2025-1A, 5.04% due 03/25/55
c
500,000 496,540
2024-1A, 6.28% due 03/25/54
c
150,000 151,903

See notes to schedule of investments.
February 28, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust
| 21
a
a
Face
Amount
~
Value
ASSET-BACKED SECURITIES - 19.1% (continued)
Infrastructure - 2.8% (continued)
QTS Issuer ABS I LLC
2025-1A, 5.44% due 05/25/55
c
1,000,000 $ 1,017,962
Aligned Data Centers Issuer LLC
2021-1A, 1.94% due 08/15/46
c
1,000,000 988,208
Stack Infrastructure Issuer LLC
2025-1A, 5.00% due 05/25/50
c
550,000 546,772
Surf Internet
5.56% due 03/20/56 450,000 450,000
QTS Issuer ABS II LLC
2025-1A, 5.04% due 10/05/55
c
350,000 350,091
Total Infrastructure 11,855,311
Transport-Aircraft - 2.3%
GAIA Aviation Ltd.
2019-1, 3.97% due 12/15/44
c,n
1,785,440 1,769,243
Castlelake Aircraft Structured Trust
2025-2A, 5.47% due 08/15/50
c
961,047 976,943
MAPS Trust
2026-1A, 5.20% due 01/15/51
c
944,242 956,743
AASET Trust
2024-1A, 6.26% due 05/16/49
c
544,435 560,900
2021-2A, 2.80% due 01/15/47
c
319,670 306,684
Navigator Aviation Ltd.
2024-1, 6.09% due 08/15/49
c
758,929 769,595
Navigator Aircraft ABS Ltd.
2021-1, 2.77% due 11/15/46
c
785,953 754,568
AASET Ltd.
2024-2A, 5.93% due 09/16/49
c
719,722 739,597
JOL Air Ltd.
2019-1, 3.97% due 04/15/44
c
631,901 630,451
Gilead Aviation LLC
2025-1A, 5.79% due 03/15/50
c
429,392 441,291
Slam Ltd.
2025-1A, 5.81% due 05/15/50
c
382,063 394,765
ALTDE Trust
2025-1A, 5.90% due 08/15/50
c
372,577 383,052
Sprite Ltd.
2021-1, 3.75% due 11/15/46
c
344,467 339,406
Labrador Aviation Finance Ltd.
2016-1A, 4.30% due 01/15/42
c
259,583 261,124
Start Ltd.
2018-1, 4.09% due 05/15/43
c
187,034 187,116
Total Transport-Aircraft 9,471,478
Insurance - 1.1%
Obra Longevity
8.48% due 06/30/39
a
1,950,000 2,104,997
Dogwood State Bank
6.45% due 06/24/32
a
1,886,764 1,907,776

See notes to schedule of investments.
February 28, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust
22 |
a
a
Face
Amount
~
Value
ASSET-BACKED SECURITIES - 19.1% (continued)
Insurance - 1.1% (continued)
CHEST
7.13% due 03/23/43
a
425,000 $ 446,406
Total Insurance 4,459,179
Whole Business - 0.6%
Subway Funding LLC
2024-1A, 6.51% due 07/30/54
c
938,125 971,484
2024-3A, 5.91% due 07/30/54
c
543,125 543,005
Sonic Capital LLC
2021-1A, 2.64% due 08/20/51
c
705,405 623,849
Five Guys Holdings, Inc.
2023-1A, 7.55% due 01/26/54
c
395,000 406,315
SERVPRO Master Issuer LLC
2021-1A, 2.39% due 04/25/51
c
47,625 45,524
Total Whole Business 2,590,177
Net Lease - 0.6%
SVC ABS LLC
2023-1A, 5.55% due 02/20/53
c
992,500 992,951
2026-1A, 5.80% due 03/20/56
c
100,000 100,676
CARS-DB7 L.P.
2023-1A, 6.50% due 09/15/53
c
976,667 983,069
CARS-DB4 L.P.
2020-1A, 4.95% due 02/15/50
c
500,000 473,556
Total Net Lease 2,550,252
Single Family Residence - 0.2%
FirstKey Homes Trust
2022-SFR3, 4.50% due 07/17/38
c
1,000,000 997,725
Unsecured Consumer Loans - 0.1%
Service Experts Issuer LLC
2024-1A, 6.39% due 11/20/35
c
230,169 236,437
Total Asset-Backed Securities
(Cost $79,349,364) 79,803,972
SENIOR FLOATING RATE INTERESTS - 8.1%
Consumer, Cyclical - 2.4%
FR Refuel LLC
8.54% (1 Month Term SOFR + 4.75%, Rate Floor:
1.75%) due 11/08/28
◊
1,254,189 1,238,511
MB2 Dental Solutions LLC
9.17% (1 Month Term SOFR + 5.50%, Rate Floor:
0.75%) due 02/13/31
◊,a
1,161,740 1,157,478
Pacific Bells LLC
7.17% (3 Month Term SOFR + 3.50%, Rate Floor:
0.50%) due 11/13/28
◊
1,031,229 1,032,518
Boots Group Bidco Ltd.
6.96% (3 Month Term SOFR + 3.25%) due 08/30/32
◊
1,000,000 1,000,420

See notes to schedule of investments.
February 28, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust
| 23
a
a
Face
Amount
~
Value
SENIOR FLOATING RATE INTERESTS - 8.1% (continued)
Consumer, Cyclical - 2.4% (continued)
NFM & J LLC
9.52% (3 Month Term SOFR + 5.75%, Rate Floor:
1.00%) due 11/30/27
◊,a
962,384 $ 950,172
Recess Holdings, Inc.
7.42% (3 Month Term SOFR + 3.75%, Rate Floor:
1.00%) due 02/20/30
◊
885,549 887,028
LaserAway Intermediate Holdings II LLC
9.85% (3 Month Term SOFR + 5.75%, Rate Floor:
0.75%) due 10/14/27
◊
763,297 756,618
Vista Management Holding, Inc.
due 04/01/31
o
650,000 650,409
Scientific Games Corp.
6.65% (3 Month Term SOFR + 3.00%, Rate Floor:
0.50%) due 04/04/29
◊
592,500 580,158
Park River Holdings, Inc.
8.16% (3 Month Term SOFR + 4.50%, Rate Floor:
0.75%) due 09/24/32
◊
580,000 576,636
Accuride Corp.
8.13% (3 Month Term SOFR + 3.00%) (in-kind rate was
3.00%) due 03/07/30
◊,a,b,p
301,085 558,244
Gibson Brands, Inc.
8.93% (3 Month Term SOFR + 5.00%, Rate Floor:
0.75%) due 08/11/28
◊
480,000 438,202
Evergreen Acqco 1, LP
6.70% (3 Month Term SOFR + 3.00%) due 09/13/32
◊
219,000 218,932
Total Consumer, Cyclical 10,045,326
Financial - 1.5%
Kroll LLC
6.67% (3 Month Term SOFR + 3.00%) (in-kind rate was
2.75%) due 09/13/32
◊,a,p
1,008,403 1,004,722
8.92% (1 Month Term SOFR + 5.25%, Rate Floor:
0.50%) due 09/13/32
◊,a
8,333 8,333
Higginbotham Insurance Agency, Inc.
8.17% (1 Month Term SOFR + 4.50%, Rate Floor:
1.00%) due 06/11/31
◊,a
985,031 982,569
Citadel Securities Global Holdings LLC
5.67% (3 Month Term SOFR + 2.00%) due 10/31/31
◊
967,822 964,599
Eisner Advisory Group
7.67% (1 Month Term SOFR + 4.00%, Rate Floor:
0.50%) due 02/28/31
◊
915,036 886,057
Aretec Group, Inc.
6.67% (1 Month Term SOFR + 3.00%) due 08/09/30
◊
843,625 813,162
Asurion LLC
7.92% (1 Month Term SOFR + 4.25%) due 09/19/30
◊
796,000 793,413
Hightower Holding LLC
6.41% (3 Month Term SOFR + 2.75%) due 02/03/32
◊
342,018 336,676

See notes to schedule of investments.
February 28, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust
24 |
a
a
Face
Amount
~
Value
SENIOR FLOATING RATE INTERESTS - 8.1% (continued)
Financial - 1.5% (continued)
Cliffwater LLC
8.42% (1 Month Term SOFR + 4.75%, Rate Floor:
0.75%) due 04/22/32
◊,a
267,975 $ 267,185
Tegra118 Wealth Solutions, Inc.
7.67% (3 Month Term SOFR + 4.00%) due 01/14/33
◊,a
150,000 145,875
Total Financial 6,202,591
Consumer, Non-cyclical - 1.2%
Inspired Finco Holdings Ltd.
4.93% (1 Month EURIBOR + 3.00%) due 02/28/31
◊
EUR 961,585 1,134,409
Women's Care Holdings, Inc.
8.27% (3 Month Term SOFR + 4.50%, Rate Floor:
1.75%) due 01/15/28
◊
1,033,457 966,282
Blue Ribbon LLC
9.92% (3 Month Term SOFR + 6.00%, Rate Floor:
0.75%) due 05/08/28
◊
917,556 596,412
7.64% (3 Month Term SOFR + 4.00%, Rate Floor:
0.75%) (in-kind rate was 4.00%) due 05/08/28
◊,p
363,977 356,698
Auxey Midco Ltd.
9.76% (1 Month Term SOFR + 6.00%) due 06/29/27
◊
977,500 904,187
Grant Thornton Advisors Holding LLC
6.42% (1 Month Term SOFR + 2.75%) due 06/02/31
◊
628,425 581,739
Florida Food Products LLC
8.76% (3 Month Term SOFR + 5.00%, Rate Floor:
1.00%) due 10/18/30
◊
363,382 263,452
9.15% (3 Month Term SOFR + 5.50%, Rate Floor:
2.00%) due 10/18/30
◊
72,337 71,132
9.15% (3 Month Term SOFR + 5.50%, Rate Floor:
2.00%) due 10/15/30
◊
68,900 67,752
Ingenovis Health, Inc.
8.18% (3 Month Term SOFR + 4.25%, Rate Floor:
0.75%) due 03/06/28
◊
631,710 173,196
Total Consumer, Non-cyclical 5,115,259
Communications - 1.1%
Firstdigital Communications LLC
8.54% (1 Month Term SOFR + 4.75%, Rate Floor:
0.75%) due 12/17/26
◊,a
1,223,634 1,204,297
Zephyr Bidco Ltd.
8.48% (1 Month SONIA + 4.75%) due 07/20/28
◊
GBP 900,000 1,128,914
Salsa Bidco GmbH
5.87% (6 Month EURIBOR + 3.75%) due 11/18/32
◊,a
EUR 900,000 1,050,469
Total Webhosting Solutions BV
5.93% (1 Month EURIBOR + 4.00%) due 11/06/31
◊
EUR 1,000,000 1,046,608
Total Communications 4,430,288
Technology - 0.9%
Sitecore Holding III AS
10.34% (6 Month Term SOFR + 6.50%, Rate Floor:
0.50%) due 03/12/29
◊,a
1,125,190 1,064,462

See notes to schedule of investments.
February 28, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust
| 25
a
a
Face
Amount
~
Value
SENIOR FLOATING RATE INTERESTS - 8.1% (continued)
Technology - 0.9% (continued)
8.66% (6 Month EURIBOR + 6.50%) due 03/12/29
◊,a
EUR 818,085 $ 914,401
Datix Bidco Ltd.
8.97% (6 Month SONIA + 5.00%) due 04/30/31
◊,a
GBP 472,000 635,973
8.73% (6 Month Term SOFR + 5.00%, Rate Floor:
0.50%) due 04/25/31
◊,a
140,000 140,000
Polaris Newco LLC
5.38% (1 Month Term SOFR + 3.25%, Rate Floor:
1.00%) due 07/31/30
◊,a
666,546 571,090
Modena Buyer LLC
7.92% (3 Month Term SOFR + 4.25%) due 07/01/31
◊
543,125 476,978
Total Technology 3,802,904
Industrial - 0.8%
Capstone Acquisition Holdings, Inc.
8.27% (1 Month Term SOFR + 4.50%, Rate Floor:
1.00%) due 11/12/29
◊,a
913,222 909,472
STS Operating, Inc.
7.77% (1 Month Term SOFR + 4.00%) due 03/25/31
◊
750,000 748,688
Merlin Buyer, Inc.
7.67% (3 Month Term SOFR + 4.00%, Rate Floor:
0.50%) due 12/14/28
◊
562,050 564,686
Integrated Power Services Holdings, Inc.
8.54% (1 Month Term SOFR + 4.75%, Rate Floor:
0.75%) due 11/22/28
◊,a
489,450 488,494
Michael Baker International LLC
7.67% (3 Month Term SOFR + 4.00%, Rate Floor:
0.75%) due 12/01/28
◊
394,020 393,693
Graftech Finance, Inc.
9.67% (3 Month Term SOFR + 6.00%, Rate Floor:
2.00%) due 12/21/29
◊
316,054 304,464
Ilpea Parent, Inc.
7.68% (1 Month Term SOFR + 4.00%, Rate Floor:
0.75%) due 06/22/28
◊
97,010 96,708
Total Industrial 3,506,205
Basic Materials - 0.1%
SCIL US Holdings LLC
7.79% (6 Month Term SOFR + 4.00%) due 10/09/32
◊
498,750 497,817
Consumer Discretionary - 0.1%
Vacation Rental Brands Holdings
8.92% (3 Month Term SOFR + 5.25%, Rate Floor:
1.00%) due 05/06/32
◊,a
180,104 178,405
8.89% (3 Month Term SOFR + 5.25%, Rate Floor:
1.00%) due 05/01/32
◊
116,906 115,803
8.92% (1 Month Term SOFR + 5.25%, Rate Floor:
1.00%) due 05/02/32
◊
71,066 70,396
Total Consumer Discretionary 364,604
Total Senior Floating Rate Interests
(Cost $34,715,716) 33,964,994

See notes to schedule of investments.
February 28, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust
26 |
a
a
Face
Amount
~
Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 4.2%
Residential Mortgage-Backed Securities - 2.6%
NLT Trust
2025-NQM1, 7.47% (WAC) due 10/25/70
◊,c
2,838,207 $ 2,994,923
Imperial Fund Mortgage Trust
2022-NQM2, 4.20% (WAC) due 03/25/67
◊,c
1,603,745 1,549,730
Easy Street Mortgage Loan Trust
2025-RTL2, 5.61% due 10/25/40
c,n
1,050,000 1,057,878
RCKT Mortgage Trust
2025-CES8, 5.50% (WAC) due 08/25/55
◊,c
1,000,000 1,014,165
OBX Trust
2024-NQM5, 6.51% due 01/25/64
c
750,000 756,280
2024-NQM6, 6.85% due 02/25/64
c,n
194,559 197,160
Mill City Securities Ltd.
2024-RS1, 3.00% due 11/01/69
c,n
459,270 439,989
2024-RS2, 3.00% due 08/01/69
c,n
308,807 294,569
CAFL Issuer, LP
2025-RRTL2, 5.62% due 11/28/40
c,n
650,000 655,376
CFMT LLC
2022-HB9, 3.25% (WAC) due 09/25/37
◊,c
500,000 487,487
New Residential Mortgage Loan Trust
2025-NQM3, 5.99% due 05/25/65
c
443,082 450,250
GCAT Trust
2022-NQM5, 5.71% due 08/25/67
c,n
429,453 435,847
FIGRE Trust
2024-HE1, 6.17% (WAC) due 03/25/54
◊,c
184,629 189,469
LSTAR Securities Investment Ltd.
2024-1, 7.77% (30 Day Average SOFR + 4.10%, Rate
Floor: 3.10%) due 01/01/29
◊,c
97,638 97,527
Total Residential Mortgage-Backed Securities 10,620,650
Government Agency - 0.9%
Fannie Mae
5.50% due 04/01/56 3,800,000 3,858,104
Commercial Mortgage-Backed Securities - 0.5%
BX Trust
2024-VLT4, 6.10% (1 Month Term SOFR + 2.44%, Rate
Floor: 2.44%) due 06/15/41
◊,c
1,150,000 1,142,813
BXHPP Trust
2021-FILM, 4.87% (1 Month Term SOFR + 1.21%, Rate
Floor: 1.10%) due 08/15/36
◊,c
1,250,000 1,087,500
Total Commercial Mortgage-Backed Securities 2,230,313
Military Housing - 0.2%
Freddie Mac Military Housing Bonds Resecuritization Trust
Certificates
2015-R1, 0.70% (WAC) due 10/25/52
◊,c,q
8,955,483 505,459
2015-R1, 0.70% (WAC) due 11/25/55
◊,c,q
6,511,335 361,889

See notes to schedule of investments.
February 28, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust
| 27
a
a
Face
Amount
~
Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 4.2% (continued)
Military Housing - 0.2% (continued)
2015-R1, 5.95% (WAC) due 11/25/52
◊,c
79,061 $ 67,763
Total Military Housing 935,111
Total Collateralized Mortgage Obligations
(Cost $17,891,076) 17,644,178
FEDERAL AGENCY BONDS - 1.0%
Tennessee Valley Authority
4.25% due 09/15/65 4,800,000 4,106,990
Total Federal Agency Bonds
(Cost $3,682,115) 4,106,990
FOREIGN GOVERNMENT DEBT - 0.4%
Panama Government International Bond
4.50% due 01/19/63 1,250,000 967,625
Eagle Funding Luxco SARL
5.50% due 08/17/30
c
500,000 508,695
Total Foreign Government Debt
(Cost $1,741,348) 1,476,320
U.S. GOVERNMENT SECURITIES - 0.2%
U.S. Treasury Notes
4.63% due 02/15/35
h
860,000 907,233
Total U.S. Government Securities
(Cost $864,177) 907,233
Contracts/
Notional Value
LISTED OPTIONS PURCHASED - 0.0%
Call Options on :
Interest Rate Options
3-Month SOFR Futures Contracts Expiring March 2027 with
strike price of $97.50 (Notional Value $4,511,662,500) 186 82,538
3-Month SOFR Futures Contracts Expiring September
2026 with strike price of $97.50 (Notional
Value $6,290,375,000) 260 42,250
Total Listed Options Purchased
(Cost $201,253) 124,788
Total Investments - 145.6%
(Cost $619,316,033) $ 608,829,642
LISTED OPTIONS WRITTEN - (0.0)%
Call Options on :
Interest Rate Options
3-Month SOFR Futures Contracts Expiring September
2026 with strike price of $98.00 (Notional
Value $6,290,375,000) 260 (24,375)

See notes to schedule of investments.
February 28, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust
28 |
a
a
Contracts/
Notional Value Value
LISTED OPTIONS WRITTEN - (0.0)% (continued)
Call Options on: (continued)
Interest Rate Options (continued)
3-Month SOFR Futures Contracts Expiring March 2027 with
strike price of $98.00 (Notional Value $4,511,662,500) 186 $ (46,500)
Total Listed Options Written
(Premium received $100,678) (70,875)
Other Assets & Liabilities, net - (45.6)% (190,571,760)
Total Net Assets - 100.0% $ 418,187,007
* Non-income producing security.
~ The face amount is denominated in U.S. dollars unless otherwise indicated.
◊ Variable rate security. Rate indicated is the rate effective at February 28, 2026. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated
effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
a Value determined based on Level 3 inputs — See Note 3 .
b Affiliated issuer.
c Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) liquid securities is $147,701,318 (cost $148,402,434), or 35.3% of total net assets.
d Special Purpose Acquisition Company (SPAC).
e A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
f Rate indicated is the 7-day yield as of February 28, 2026.
g Taxable municipal bond issued as part of the Build America Bond program.
h All or a portion of these securities have been physically segregated in connection with the unfunded loan commitments and reverse repurchase agreements. As of February 28, 2026, the total value of securities segregated was $195,095,020.
i Zero coupon rate security.
j Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
k Perpetual maturity.
l Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $5,717,654 (cost
$6,041,931), or 1.4% of total net assets - See Note 5 .
m Security is in default of interest and/or principal obligations.
n Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at February 28, 2026. See table below for additional step information for each security.
o Security is unsettled at period end and may not have a stated effective rate.
p Payment-in-kind security.
q Security is an interest-only strip.

See notes to schedule of investments.
February 28, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust
| 29
CAD — Canadian Dollar
CMT — Constant Maturity Treasury
EUR — Euro
EURIBOR — European Interbank Offered Rate
GBP — British Pound
LLC — Limited Liability Company
plc — Public Limited Company
SARL  — Société à Responsabilité Limitée
SOFR — Secured Overnight Financing Rate
SONIA — Sterling Overnight Index Average
WAC — Weighted Average Coupon
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
a
Interest Rate Futures Contracts Purchased
3-Month SOFR Futures Contracts 52 Dec 2027 $ 12,613,521 $ 1,679
Interest Rate Futures Contracts Sold Short
3-Month SOFR Futures Contracts 52 Dec 2026 12,600,942 (1,908)

February 28, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
See notes to schedule of investments.
30 |
Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust
See Sector Classification in Other Information section
Centrally Cleared Credit Default Swap Agreements Protection Purchased
Counterparty Exchange Index
Protection
Premium
Rate
Payment
Frequency
Maturity
Date
Notional
Amount Value
Upfront
Premiums
Received
Unrealized
Depreciation
a
J.P. Morgan
Securities
LLC ICE
CDX.
NA.HY.45.
V1 5.00% Quarterly 12/20/30 $ 4,108,500 $ (317,905) $ (293,695) $ (24,210)
Forward Foreign Currency Exchange Contracts
Counterparty Currency Type Quantity
Contract
Amount
Settlement
Date
Unrealized
Appreciation
(Depreciation)
a
Bank of America, N.A. GBP Sell 2,118,000 2,884,803 USD 03/16/26 $ 30,910
The Toronto-Dominion Bank EUR Sell 900,000 1,074,537 USD 03/16/26 10,153
Barclays Bank plc EUR Sell 8,366,000 9,903,562 USD 03/16/26 9,525
JPMorgan Chase Bank, N.A. CAD Sell 1,081,000 793,467 USD 03/16/26 265
Citibank, N.A. GBP Buy 10,000 13,644 USD 03/16/26 (169)
JPMorgan Chase Bank, N.A. EUR Buy 45,000 53,480 USD 03/16/26 (261)
The Toronto-Dominion Bank GBP Buy 36,000 48,807 USD 03/16/26 (299)
$ 50,124
a
Includes cumulative appreciation (depreciation).
CAD — Canadian Dollar
CDX.NA.HY.45.V1 — Credit Default Swap North American High Yield Series 45 Index
Version 1
EUR — Euro
GBP — British Pound
ICE — Intercontinental Exchange
LLC — Limited Liability Company
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See notes to schedule of investments.
February 28, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust
| 31
Please refer to the detailed Schedule of Investments for a breakdown of investment type by industry category.
The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of the period end, reverse repurchase
The following table summarizes the inputs used to value the Trust’s investments at February 28,
2026 (See Note 3 in the Notes to Schedule of Investments):
Investments in Securities
(Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks $ 57,999 $ 103,951 $ 1,201,258 $ 1,363,208
Preferred Stocks 5,881,330 4,134,908 — 10,016,238
Warrants 34 — 3 37
Money Market Funds 2,990,971 — — 2,990,971
Municipal Bonds — 269,714,739 — 269,714,739
Corporate Bonds — 169,994,819 16,721,155 186,715,974
Asset-Backed Securities — 52,268,227 27,535,745 79,803,972
Senior Floating Rate Interests — 21,733,353 12,231,641 33,964,994
Collateralized Mortgage
Obligations — 17,644,178 — 17,644,178
Federal Agency Bonds — 4,106,990 — 4,106,990
Foreign Government Debt — 1,476,320 — 1,476,320
U.S. Government Securities — 907,233 — 907,233
Options Purchased 124,788 — — 124,788
Interest Rate Futures
Contracts
a
1,679 — — 1,679
Forward Foreign Currency
Exchange Contracts
a
— 50,853 — 50,853
Unfunded loan commitments
( Note 4 )
a
— — 12,422 12,422
Total Assets $ 9,056,801 $ 542,135,571 $ 57,702,224 $ 608,894,596
– – – –
Investments in Securities
(Liabilities)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Options Written $ 70,875 $ — $ — $ 70,875
Interest Rate Futures
Contracts
a
1,908 — — 1,908
Credit Default Swap
Agreements
a
— 24,210 — 24,210
Forward Foreign Currency
Exchange Contracts
a
— 729 — 729
Unfunded loan commitments
( Note 4 )
a
— — 37,169 37,169
Total Liabilities $ 72,783 $ 24,939 $ 37,169 $ 134,891
a
Reported as unrealized appreciation/depreciation at period end.

See notes to schedule of investments.
February 28, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust
32 |
agreements of $164,211,254 are categorized as Level 2 within the disclosure hierarchy —
See Note 2.
Significant changes in a quote, yield, liquidation value or valuation multiple would generally result in significant changes in the fair value of the security. Any remaining Level 3 securities held by the Fund and excluded from the table above, were not considered material to the fund.
The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:
Category
Ending Balance at
February 28, 2026
Valuation
Technique
Unobservable
Inputs Input Range
Weighted
Average
a
Assets:
Asset-Backed
Securities $ 16,071,574 Yield Analysis Yield 5.8%-6.9% 6.7%
Asset-Backed
Securities 11,464,171
Option adjusted
spread off prior
monh end broker
quote Broker Quote — —
Common Stocks 1,182,743 Model Price Purchase Price — —
Common Stocks 9,369 Enterprise Value
Valuation
Multiple 1.8x —
Common Stocks 9,146 Model Price
Liquidation
Value — —
Corporate Bonds 10,622,138
Option adjusted
spread off prior
monh end broker
quote Broker Quote — —
Corporate Bonds 5,914,941
Third Party
Pricing Broker Quote — —
Corporate Bonds 184,076
Third Party
Pricing Trade Price — —
Senior Floating
Rate Interests 7,074,717 Model Price Purchase Price — —
Senior Floating
Rate Interests 4,028,480 Yield Analysis Yield 10.0%-12.9% 11.0%
Senior Floating
Rate Interests 1,128,444
Third Party
Pricing Broker Quote — —
Unfunded loan
commitments 12,422 Model Price Purchase Price — —
Warrants 3 Model Price
Liquidation
Value — —
Total Assets $ 57,702,224
Liabilities:
Unfunded loan
commitments $ (37,169) Model Price Purchase Price — —
a
Inputs are weighted by the fair value of the instruments.

See notes to schedule of investments.
February 28, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust
| 33
The Trust's fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.
Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended February 28, 2026, the Fund did not have any securities transfer into Level 3 from Level 2 and had securities with a total value of $596,412 transfer out of Level 3 into Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs.

February 28, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
See notes to schedule of investments.
34 |
Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust
Summary of Fair Value Level 3 Activity
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended February 28, 2026:
Beginning
Balance
Purchases/
(Receipts)
(Sales,
maturities and
paydowns)/
Fundings
Amortization
of premiums/
discounts
Corporate
actions
Total realized
gains (losses)
included in
earnings
Assets
Asset-Backed Securities $ 23,024,027 $ 3,626,412 $ (1,510,141) $ — $ — $ 1,030,236
Corporate Bonds 8,571,488 8,698,194 (1,133,000) — — 230
Senior Floating Rate Interests 10,335,753 2,908,595 (480,736) 3,050 — (4,524)
Warrants 3 — — — — —
Common Stocks 21,019 1,160,467 — — — (3,397)
Unfunded Loan Commitments 48,293 20,656 (87,880) — — 234,070
Total Assets $ 42,000,583 $ 16,414,324 $ (3,211,757) $ 3,050 $ — $ 1,256,615
Liabilities
Unfunded Loan Commitments $ — $ (6,698) $ — $ — $ — $ —

February 28, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
See notes to schedule of investments.
| 35
Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust
Total change
in unrealized
appreciation
(depreciation)
included in
earnings
Transfers into
Level 3
Transfers out of
Level 3 Ending Balance
Net change
in unrealized
appreciation
(depreciation) for
investments in
Level 3 securities
still held at
February 28, 2026
Assets
Asset-Backed Securities $ 1,365,211 $ — $ — $ 27,535,745 $ 1,364,530
Corporate Bonds 584,243 — — 16,721,155 584,243
Senior Floating Rate Interests 65,915 — (596,412) 12,231,641 (62,154)
Warrants — — — 3 —
Common Stocks 23,169 — — 1,201,258 20,138
Unfunded Loan Commitments (202,717) — — 12,422 (5,674)
Total Assets $ 1,835,821 $ — $ (596,412) $ 57,702,224 $ 1,901,083
Liabilities
Unfunded Loan Commitments $ (30,471) $ — $ — $ (37,169) $ (30,471)

See notes to schedule of investments.
February 28, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust
36 |
Step Coupon Bonds
The following table discloses additional information related to step coupon bonds held by the Trust.
Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the
Fund are scheduled to increase, except GAIA Aviation Ltd. which are scheduled to decrease.
Name
Coupon Rate at
Next Reset Date
Next Rate
Reset Date
CAFL Issuer, LP 2025-RRTL2, 5.62% due 11/28/40 6.52% 06/28/28
Easy Street Mortgage Loan Trust 2025-RTL2, 5.61% due
10/25/40 7.50% 12/25/27
GAIA Aviation Ltd. 2019-1, 3.97% due 12/15/44 2.00% 10/15/26
GCAT Trust 2022-NQM5, 5.71% due 08/25/67 6.71% 10/01/26
Mill City Securities Ltd. 2024-RS1, 3.00% due 11/01/69 6.00% 10/01/27
Mill City Securities Ltd. 2024-RS2, 3.00% due 08/01/69 6.00% 12/01/27
OBX Trust 2024-NQM6, 6.85% due 02/25/64 7.85% 04/01/28

February 28, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
See notes to schedule of investments.
| 37
Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust
Affiliated Transactions
Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated person, as defined in the Investment
Company Act of 1940 (“affiliated issuer”).
Transactions during the period ended February 28, 2026, in which the company is an affiliated issuer, were as follows:
Security Name
Value
05/31/25 Additions Reductions
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value
02/28/26
Shares /Face
Amount
02/28/26
Investment
Income
Common Stocks
BP Holdco LLC* $ 12,768 $ — $ — $ — $ (3,399) $ 9,369 15,619 $ —
Accuride Corp.* 40 — — — — 40 403,435 —
Accuride
Liquidating Trust* — — — — — — 25 —
Senior Floating
Rate Interests
Accuride Corp.,
8.13% (3 Month
Term SOFR +
3.00%) (in-kind
rate was 3.00%)
due 03/07/30
◊,a
552,150 11,733 — — (5,639) 558,244 301,085 14,580
$ 564,958 $ 11,733 $ — $ — $ (9,038) $ 567,653 $ 14,580
*
Non-income producing security.
◊
Variable rate security. Rate indicated is the rate effective at February 28, 2026. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
a
Payment-in-kind security.

INVESTMENTS (Unaudited)
NOTES TO SCHEDULE OF
38 |
February 28, 2026
Note 1 ‒ Organization and Significant Accounting Policies
Organization
Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust (the “Trust”)
was organized as a Delaware statutory trust on June 30, 2010. The Trust is registered as a diversified, closed-end management investment company under the
Investment Company Act of 1940, as amended (the “1940 Act”).
The Trust’s primary investment objective is to provide current income with a secondary objective of long-term capital appreciation. There can be no assurance that the Trust will achieve its investment objectives. The Trust’s investment objectives are considered fundamental and may not be changed without shareholder approval.
For information on the Trust’s other significant accounting policies, please refer to the Trust’s most recent semi-annual or annual shareholder report.
Significant Accounting Policies
The Trust operates as an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting
Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial
Services – Investment Companies.
The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.
(a) Valuation of Investments
The Board of Trustees of the Trust (the “Board”) has adopted policies and procedures for the valuation of the Trust’s investments (the “Trust Valuation
Procedures”).
Pursuant to Rule 2a-5 under the 1940 Act, the Board designated Guggenheim
Funds Investment Advisors, LLC (“GFIA” or the “Adviser”) as the valuation designee to perform fair valuation determinations for the Trust with respect to all Trust investments and/or other assets. As the Trust’s valuation designee pursuant to
Rule 2a-5, the Adviser has adopted separate procedures (the “Valuation Designee
Procedures” and collectively with the Trust Valuation Procedures, the “Valuation
Procedures”) reasonably designed to prevent violations of the requirements of Rule 2a-5 and Rule 31a-4 under the 1940 Act. The Adviser, in its role as

INVESTMENTS (Unaudited)
(continued)
NOTES TO SCHEDULE OF
| 39
February 28, 2026
valuation designee, utilizes the assistance of a valuation committee, consisting of representatives from Guggenheim's investment management, fund administration, legal and compliance departments (the “Valuation Committee”), in determining the fair value of the Trust’s securities and/or other assets. The Valuation Procedures may be amended and potentially adversely affected as the Trust seeks to comply with regulations that apply to the valuation practices of registered investment companies.
Valuations of the Trust’s securities and other assets are supplied primarily by independent third-party pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Adviser, with the assistance of the Valuation
Committee, convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued. The Adviser, consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly reviews the appropriateness of the inputs, methods, models and assumptions employed by the independent third-party pricing services.
If the independent third-party pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Adviser.
In general, portfolio securities and assets of the Trust will be valued on the basis of readily available market quotations at their current market value. With respect to portfolio securities and assets of the Trust for which market quotations are not readily available, or deemed unreliable by the Adviser, the Trust will fair value those securities and assets in good faith in accordance with the Valuation Procedures.
Valuations in accordance with these methods are intended to reflect each security’s
(or asset’s or liability’s) “fair value”. Fair value represents a good faith approximation of the value of a security. Fair value determinations may be based on limited inputs and involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances, and the exercise of judgment. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined by other funds using their own valuation procedures. Although the
Valuation Procedures are designed to value a portfolio security or asset at the price
Note 1 ‒ Organization and Significant Accounting Policies (continued)

INVESTMENTS (Unaudited)
(continued)
NOTES TO SCHEDULE OF
40 |
February 28, 2026
the Trust may reasonably expect to receive upon its sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Trust could reasonably expect to receive upon the sale of the portfolio security or asset.
Equity securities listed or traded on a recognized U.S. securities exchange or the
Nasdaq Stock Market (“NASDAQ”) will generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the
NASDAQ official closing price, which may not necessarily represent the last sale price.
Open-end investment companies are valued at their net asset value (“NAV”) as of the close of business, on the valuation date. Exchange-traded funds and listed closed-end investment companies are generally valued at the last quoted sale price.
Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. E.T. Investments in foreign securities may involve risks not present in domestic investments. The Adviser will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, American
Depositary Receipts (“ADRs”) trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, under the Valuation Procedures, the Adviser is authorized to use prices and other information supplied by an independent third-party pricing service in valuing foreign securities.
Commercial paper and discount notes with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent third-party pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Commercial paper and discount notes with a maturity of 60 days or less at acquisition are valued at amortized cost, unless the Adviser concludes that amortized cost does not represent the fair value of the applicable asset in which case it will be valued using an independent third-party pricing service.
Note 1 ‒ Organization and Significant Accounting Policies (continued)

INVESTMENTS (Unaudited)
(continued)
NOTES TO SCHEDULE OF
| 41
February 28, 2026
U.S. Government securities are valued by independent third-party pricing services, using the last traded fill price, or at the reported bid price at the close of business on the valuation date.
CLOs, CDOs, MBS, ABS, and other structured finance securities are generally valued using an independent third-party pricing service.
Typically, loans are valued using information provided by an independent third-party pricing services that uses broker quotes, among other inputs. If the independent third-party pricing service cannot or does not provide a valuation for a particular loan, or such valuation is deemed unreliable, such investment is valued based on a quote from a broker-dealer or is fair valued by the Adviser.
Repurchase agreements are generally valued at amortized cost, provided such amounts approximate market value.
Interest rate swap agreements entered into by the Trust are valued on the basis of the last sale price on the primary exchange on which the swap is traded. Other swap agreements entered into by the Trust are generally valued using an evaluated price provided by an independent third-party pricing service.
Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency.
The Trust may also fair value securities and assets when a significant event is deemed to have occurred after the time of a market quotation including for securities and assets traded on foreign markets and securities and assets for which market quotations are provided by independent third-party pricing services as of a time that is prior to the time when the Trust determines its NAV. There can be no assurance in each case that significant events will be identified.
Valuations of the Trust's securities and other assets are supplied primarily by independent third-party pricing services pursuant to the processes set forth in the
Valuation Designee Procedures. Valuations provided by the independent third-
party pricing services are generally based on methods designed to approximate the amount that the Trust could reasonably expect to receive upon the sale of the portfolio security or asset. When providing valuations to the Trust, independent third-
party pricing services use various inputs, methods, models and assumptions, which may include information provided by broker-dealers and other market makers.
Independent third-party pricing services face the same challenges as the Trust in valuing securities and assets and may rely on limited available information. If the independent third-party pricing service cannot or does not provide a valuation for a particular investment, or such valuation is deemed unreliable, such investment
Note 1 ‒ Organization and Significant Accounting Policies (continued)

INVESTMENTS (Unaudited)
(continued)
NOTES TO SCHEDULE OF
42 |
February 28, 2026
is fair valued by the Adviser. The Trust may also use third-party service providers to model certain securities to determine fair market value. While the Trust's use of fair valuation is intended to result in calculation of NAV that fairly reflects values of the Trust's portfolio securities as of the time of pricing, the Trust cannot guarantee that any fair valuation will, in fact, approximate the amount the Trust would actually realize upon the sale of the securities in question.
Quotes from broker-dealers (i.e., prices provided by a broker-dealer or other market participant, which may or may not be committed to trade at that price), adjusted for fluctuations in criteria such as credit spreads and interest rates, may also be used to value the Trust's assets. Quotes from broker-dealers and vendor prices based on broker quotes can vary in terms of depth (e.g., provided by a single broker-dealer)
and frequency (e.g., provided on a daily, weekly, or monthly basis, or any other regular or irregular interval). Although quotes from broker-dealers and vendor prices based on broker quotes are typically received from established market participants, the Trust may not have the transparency to view the underlying inputs which support such quotes. Significant changes in a quote from a broker-dealer would generally result in significant changes in the fair value of the security.
The Trust may acquire an interest in a special purpose acquisition company
(“SPAC”) in an initial public offering or a secondary market transaction. SPAC investments carry many of the same risks as investments in initial public offering securities, such as erratic price movements, greater risk of loss, lack of information about the issuer, limited operating and little public or no trading history, and higher transaction costs. An investment in a SPAC is typically subject to a higher risk of dilution by additional later offerings of interests in the SPAC or by other investors exercising existing rights to purchase shares of the SPAC and interests in SPACs may be illiquid and/or be subject to restrictions on resale. A SPAC is a publicly traded company that raises investment capital for the purpose of acquiring the equity securities of one or more existing companies (or interests therein) via merger, combination, acquisition or other similar transactions. Unless and until an acquisition is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. government securities, money market securities and cash and does not typically pay dividends in respect of its common stock. SPAC investments are also subject to the risk that a significant portion of the funds raised by the SPAC may be expended during the search for a target acquisition or merger and that the SPAC may have limited time in which to conduct due diligence on potential business combination targets. Because SPACs are in essence blank check companies without operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Among
Note 1 ‒ Organization and Significant Accounting Policies (continued)

INVESTMENTS (Unaudited)
(continued)
NOTES TO SCHEDULE OF
| 43
February 28, 2026
other conflicts of interest, the economic interests of the management, directors, officers and related parties of a SPAC can differ from the economic interests of public shareholders, which may lead to conflicts as they evaluate, negotiate and recommend business combination transactions to shareholders. This risk may become more acute as the deadline for the completion of a business combination nears. There is no guarantee that the SPACs in which the Trust invests will complete an acquisition or that any acquisitions that are completed will be profitable.
Note 2 ‒ Financial Instruments and Derivatives
As part of its investment strategy, the Trust utilizes a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under
Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.
Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used for investment purposes (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, for diversification purposes, to change the duration of the Trust, for leverage purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to seek to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why the Trust uses derivative instruments, how these derivative instruments are accounted for and their effects on the Trust’s financial position and results of operations.
The Trust utilized derivatives for the following purposes:
Duration : the use of an instrument to manage the interest rate risk of a portfolio.
Hedge : an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.
Speculation : the use of an instrument to express macro-economic and other investment views.
To the extent the Trust’s investment strategy consistently involves applying leverage, the value of the Trust’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset.
In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk
Note 1 ‒ Organization and Significant Accounting Policies (continued)

INVESTMENTS (Unaudited)
(continued)
NOTES TO SCHEDULE OF
44 |
February 28, 2026
will increase. The Trust’s use of leverage, through borrowings or instruments such as derivatives, may cause an investment in the Trust to be more volatile and riskier than if the Trust had not been leveraged.
Options Purchased and Written
A call option on a security gives the purchaser of the option the right to buy, and the writer of a call option the obligation to sell, the underlying security. The purchaser of a put option has the right to sell, and the writer of the put option the obligation to buy, the underlying security at any time during the option period. The risk associated with purchasing options is limited to the premium originally paid.
Futures Contracts
A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date.
There are significant risks associated with the Trust’s use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to the Trust because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Securities held as collateral are noted on the Trust's
Schedule of Investments.
Swap Agreements
A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing OTC swaps, the Trust bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value.
Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. If the Trust utilizes centrally-cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that the Trust or an underlying fund could eliminate its
Note 2 ‒ Financial Instruments and Derivatives (continued)

INVESTMENTS (Unaudited)
(continued)
NOTES TO SCHEDULE OF
| 45
February 28, 2026
exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.
Credit default swaps are instruments which allow for the full or partial transfer of third-party credit risk, with respect to a particular entity or entities, from one counterparty to the other. The Trust enters into credit default swaps as a “seller” or
“buyer” of protection primarily to gain or reduce exposure to the investment grade and/or high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities.
The buyer in a credit default swap is obligated to pay the seller a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If a credit event occurs, as defined under the terms of the swap agreement, the seller will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The notional amount reflects the maximum potential amount the seller of credit protection could be required to pay to the buyer if a credit event occurs. The seller of protection receives periodic premium payments from the buyer and may also receive or pay an upfront premium adjustment to the stated periodic payments. In the event a credit default occurs on a credit default swap referencing an index, a factor adjustment will take place and the buyer of protection will receive a payment reflecting the par less the default recovery rate of the defaulted index component based on its weighting in the index.
If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the Trust if the Trust is selling the credit protection. If the Trust utilizes centrally cleared credit default swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. For OTC credit default swaps, the Trust bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which the Trust is selling credit protection, the default of a third-party issuer.
The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood
Note 2 ‒ Financial Instruments and Derivatives (continued)

INVESTMENTS (Unaudited)
(continued)
NOTES TO SCHEDULE OF
46 |
February 28, 2026
or risk of default or other credit event occurring as defined under the terms of the agreement.
Forward Foreign Currency Exchange Contracts
A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of contracts may be cash settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to seek to hedge or manage exposure to foreign currency risks with portfolio investments or to seek to gain exposure to foreign currencies.
The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, the Trust may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.
In conjunction with the use of derivative instruments, the Trust is required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Trust uses margin deposits at the broker, cash and/
or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Trust as collateral.
The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions rated/identified as investment grade or better. The Trust monitors the counterparty credit risk associated with each such financial institution.
Foreign Investments
There are several risks associated with exposure to foreign currencies, foreign issuers and emerging markets. The Trust’s indirect and direct exposure to foreign currencies subjects the Trust to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Trust may incur transaction costs in connection with conversions between various currencies.
The Trust may, but is not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts.
However, not all currency risks may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances,
Note 2 ‒ Financial Instruments and Derivatives (continued)

INVESTMENTS (Unaudited)
(continued)
NOTES TO SCHEDULE OF
| 47
February 28, 2026
the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.
The Trust may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the
U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S.
markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities.
Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Trust.
Reverse Repurchase Agreements
The Trust may enter into reverse repurchase agreements as part of its financial leverage strategy. Under a reverse repurchase agreement, the Trust temporarily transfers possession of a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash. At the same time, the Trust agrees to repurchase the instrument at an agreed upon time and price, which reflects an interest payment. Such agreements have the economic effect of borrowings. The Trust may enter into such agreements when it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Trust enters into a reverse repurchase agreement, any fluctuations in the market value of either the instruments transferred to another party or the instruments in which the proceeds may be invested would affect the market value of the Trust's assets. As a result, such transactions may increase fluctuations in the market value of the Trust's assets.
Note 2 ‒ Financial Instruments and Derivatives (continued)

INVESTMENTS (Unaudited)
(continued)
NOTES TO SCHEDULE OF
48 |
February 28, 2026
Note 3 ‒ Fair Value Measurement
In accordance with U.S. GAAP, fair value is defined as the price that the Trust would receive to sell an investment or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:
Level 1 — unadjusted quoted prices in active markets for identical assets or liabilities.
Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).
Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.
Rule 2a-5 sets forth a definition of “readily available market quotations,” which is consistent with the definition of a Level 1 input under U.S. GAAP. Rule 2a-5 provides that “a market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Trust can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.”
Securities for which market quotations are not readily available must be valued at fair value as determined in good faith. Accordingly, any security priced using inputs other than Level 1 inputs will be subject to fair value requirements. The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.
Independent third-party pricing services are used to value a majority of the Trust’s investments. When values are not available from an independent third-party pricing service, they will be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over U.S.
Treasury securities, and other information and analysis. A significant portion of the
Trust’s assets and liabilities are categorized as Level 2, as indicated in this report.

INVESTMENTS (Unaudited)
(continued)
NOTES TO SCHEDULE OF
| 49
February 28, 2026
Quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may also be used to value the Trust’s assets. Quotes from broker-dealers and vendor prices based on broker quotes can vary in terms of depth (e.g., provided by a single broker-dealer) and frequency (e.g., provided on a daily, weekly, or monthly basis, or any other regular or irregular interval).
Although quotes from broker-dealers and vendor prices based on broker quotes are typically received from established market participants, the Trust may not have the transparency to view the underlying inputs which support such quotes. Significant changes in a quote from a broker-dealer would generally result in significant changes in the fair value of the security.
Certain fixed income securities are valued by obtaining a monthly quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates.
Certain loans and other securities are valued using a single daily broker quote or a price from an independent third-party pricing service based on a single daily or monthly broker quote.
The inputs or methodologies selected and applied for valuing securities or other assets are not necessarily an indication of the risk associated with investing in those securities. The suitability, appropriateness and accuracy of the techniques, methodologies and sources employed to determine fair valuation are periodically reviewed and subject to change.
Note 4 ‒ Unfunded Loan Commitments
Pursuant to the terms of certain loan agreements, the Trust held unfunded loan commitments as of February 28, 2026. The Trust is obligated to fund these loan commitments at the borrower’s discretion.
The unfunded loan commitments as of February 28, 2026, were as follows:
Borrower
Maturity
Date
Face
Amount
Commitment
Amount Value
Unrealized
Appreciation
(Depreciation)
Cliffwater LLC 03/09/32
$ 30,000
$ 27,285 $ 27,899 $ 614
Datix Bidco Ltd. 10/30/30
123,500
108,267 111,755 3,488
Datix Bidco Ltd. 04/30/31
140,000
140,000 140,000 —
FTAI Aircraft
Leasing
Offshore SPV,
LP
375,000
— 38 38
Graftech Finance,
Inc. 12/21/29
180,602
180,602 173,980 (6,622)
Note 3 ‒ Fair Value Measurement (continued)

INVESTMENTS (Unaudited)
(continued)
NOTES TO SCHEDULE OF
50 |
February 28, 2026
Note 5 ‒ Restricted Securities
The securities below are considered illiquid and restricted under guidelines established by the Board:
Note 6 ‒ Market Risks
The value of, or income generated by, the investments held by the Trust are subject to the possibility of rapid and unpredictable fluctuation, and loss that may result from various factors. These factors include, among others, developments affecting (or perceived to affect) individual companies, or issuers or particular industries, or from broader influences, including real or perceived changes in prevailing interest rates
(which may change at any time based on changes in monetary policies and various market and other economic conditions), changes in inflation rates or expectations about inflation rates, deflation, adverse investor confidence or sentiment, general outlook for corporate earnings, changing economic, political (including geopolitical), social or financial market conditions, bank failures, increased instability or general uncertainty, extreme weather, environmental or man-made disasters, or geological events, governmental actions, actual or threatened imposition of tariffs (which may be imposed by U.S. and foreign governments) and trade disruptions, public
Borrower
Maturity
Date
Face
Amount
Commitment
Amount Value
Unrealized
Appreciation
(Depreciation)
Higginbotham
Insurance
Agency, Inc. 05/01/31
$ 83,816
$ 83,615 $ 83,606 $ (9)
Kroll LLC 09/13/32
91,667
85,155 91,667 6,512
MB2 Dental
Solutions LLC 02/13/31
60,000
52,894 54,664 1,770
Polaris Newco
LLC 07/31/30
301,461
288,751 258,289 (30,462)
Vacation Rental
Brands
Holdings 05/02/32
398,378
394,695 394,619 (76)
$ (24,747)
Restricted Securities Acquisition Date Cost Value
Central Storage Safety Project Trust
4.82% due 02/01/38 02/02/18 $ 5,954,714 $ 5,717,413
Mirabela Nickel Ltd.
due 06/24/19
a
12/31/13 87,217 241
$ 6,041,931 $ 5,717,654
a
Security is in default of interest and/or principal obligations.
Note 4 ‒ Unfunded Loan Commitments  (continued)

INVESTMENTS (Unaudited)
(continued)
NOTES TO SCHEDULE OF
| 51
February 28, 2026
health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, terrorism, actual or threatened wars or other armed conflicts
(such as the conflict in the Middle East and the ongoing Russia-Ukraine conflict and its collateral economic and other effects, including, but not limited to, sanctions and other international trade barriers) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Different sectors, industries and security types may react differently to such developments. Moreover, changing economic, political, geopolitical, social, financial market or other conditions in one country, geographic region or industry could adversely affect the value, yield and return of the investments held by the Trust in a different country, geographic region, economy, industry or market because of the increasingly interconnected global economies and financial markets. The duration and extent of the foregoing types of factors or conditions are highly uncertain and difficult to predict and have in the past, and may in the future, cause volatility and distress in economies and financial markets or other adverse circumstances, which may negatively affect the value of the Trust’s investments and performance of the Trust.
Note 6 ‒ Market Risks (continued)

OTHER INFORMATION (Unaudited)
52 |
February 28, 2026
Sector Classification
Information in the “Schedule of Investments” is categorized by sectors using sector-level classifications used by Bloomberg Industry Classification System, a widely recognized industry classification system provider. In the Trust’s registration statement, the Trust has investment policies relating to concentration in specific industries. For purposes of these investment policies, the Trust usually classifies industries based on industry-level classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification
System, Global Industry Classification Standards and Barclays Global Classification
Scheme.